12. Operating Lease Right-of-use Assets and Operating Lease Liability (Details - Operating lease asset and liability) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Office lease	$ 157,213	$ 157,213	$ 157,213
Less: accumulated amortization	(82,197)	(70,655)	(28,814)
Right-of-use assets, net	75,016	86,558	128,399
Office lease	73,025	94,671	138,940
Less: current portion	(55,890)	(53,384)	(44,270)
Long term portion	$ 26,402	$ 41,287	$ 94,670